               [Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]


                             155 North Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                                           October 23, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:  Van Kampen Equity Trust II
               Post-Effective Amendment No. 27 to the
               Registration Statement on Form N-1A
               Rule 485(a) Filing (File Nos. 333-75493
               and 811-9279)

Ladies and Gentlemen:

         Van Kampen Equity Trust II (the "Registrant"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1993 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

         The purpose of the filing is to add summary prospectuses for each series of the Registrant that has commenced investment operations. Aside from usual and customary "annual update" changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Registrant has made only those disclosure changes necessary to reflect and implement the revisions related to the summary prospectus. The Registrant believes that this Registrant meets the requirements for selective review pursuant to the guidance set forth in Investment Company Act Release
No. 13768 ("IC-13768"). In accordance with IC-13768, we hereby request selective review of the Registration Statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes related to the summary prospectus, as discussed above. Selective review would serve to expedite the review process for the Registrant as well as use the staff's time more effectively.

         Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Julien Yoo at (212) 296-6968.

                                              Very truly yours,

                                              /s/ Charles B. Taylor
                                              ---------------------
                                              Charles B. Taylor